UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 8.8%
AGL Energy, Ltd.	18,259	$344,012
Altium, Ltd.	6,000	73,563
Alumina, Ltd.	20,000	38,675
Amcor, Ltd.	5,650	66,066
AMP, Ltd.	7,605	32,123
ARB Corp., Ltd.	2,741	40,435
Aristocrat Leisure, Ltd.	8,007	153,845
Asaleo Care, Ltd.	27,800	36,439
Atlassian Corp. PLC, Class A(1)	2,300	124,177
Aurizon Holdings, Ltd.	7,700	28,968
AusNet Services	69,165	94,399
Australian Pharmaceutical Industries, Ltd.	30,804	37,108
Beach Energy, Ltd.	78,606	82,269
Blackmores, Ltd.	519	64,918
BlueScope Steel, Ltd.	3,500	40,645
Boral, Ltd.	11,300	72,609
Brambles, Ltd.	17,422	138,552
Caltex Australia, Ltd.	4,560	127,634
carsales.com, Ltd.	7,072	85,424
Class, Ltd.	12,536	30,163
Cleanaway Waste Management, Ltd.	36,318	42,188
Coca-Cola Amatil, Ltd.	11,103	74,944
Cochlear, Ltd.	850	118,635
Commonwealth Bank of Australia	3,589	227,707
CSL, Ltd.	4,197	493,480
Dexus	10,420	79,987
DuluxGroup, Ltd.	5,657	33,223
Goodman Group	15,078	98,393
GPT Group (The)	11,738	47,579
GrainCorp, Ltd., Class A	7,142	42,575
GWA Group, Ltd.	11,241	25,495
Hansen Technologies, Ltd.	14,633	44,788
Harvey Norman Holdings, Ltd.	17,000	61,721
Incitec Pivot, Ltd.	11,120	33,285
Insurance Australia Group, Ltd.	5,685	33,109
Integrated Research, Ltd.	9,777	29,473
Investa Office Fund	13,624	48,568
InvoCare, Ltd.	2,407	29,493
James Hardie Industries PLC CDI	4,004	70,067
JB Hi-Fi, Ltd.	3,464	81,505
Link Administration Holdings, Ltd.	13,718	98,620
Macquarie Atlas Roads Group	10,339	47,834
Metcash, Ltd.	29,937	77,205
Mirvac Group	41,842	74,351
Monash IVF Group, Ltd.	20,105	21,750
National Australia Bank, Ltd.	4,515	105,773

Security	Shares	Value
Navitas, Ltd.	9,965	$37,677
Newcrest Mining, Ltd.	2,354	43,051
Oil Search, Ltd.	19,405	118,352
Orica, Ltd.	4,147	63,963
Qantas Airways, Ltd.	19,011	80,567
REA Group, Ltd.	1,667	99,031
Rio Tinto, Ltd.	2,553	157,184
Scentre Group	37,835	126,957
South32, Ltd.	29,822	91,579
Southern Cross Media Group, Ltd.	63,616	60,100
Spark Infrastructure Group	66,000	122,971
SpeedCast International, Ltd.	16,723	73,569
Star Entertainment Group, Ltd. (The)	9,459	46,136
Stockland	22,834	77,883
Suncorp Group, Ltd.	5,267	57,917
Super Retail Group, Ltd.	4,935	34,788
Sydney Airport	17,791	97,626
Tabcorp Holdings, Ltd.	33,179	138,116
Technology One, Ltd.	10,774	42,653
Telstra Corp., Ltd.	108,271	320,109
Tox Free Solutions, Ltd.	9,194	25,242
Transurban Group	15,294	148,069
Vicinity Centres	33,285	72,358
Washington H. Soul Pattinson & Co., Ltd.	4,310	59,768
Wesfarmers, Ltd.	10,096	356,112
Westpac Banking Corp.	8,556	213,172
WiseTech Global, Ltd.	4,806	60,033
Woodside Petroleum, Ltd.	12,096	322,950

		$7,001,705

Austria — 1.2%
ams AG	868	$80,208
ANDRITZ AG	758	45,506
BUWOG AG	1,234	44,353
CA Immobilien Anlagen AG	1,563	48,015
Erste Group Bank AG	1,664	83,816
EVN AG	2,151	44,060
Lenzing AG	182	23,157
Oesterreichische Post AG	1,473	70,158
OMV AG	1,960	126,197
POLYTEC Holding AG	1,487	34,692
Rhi Magnesita NV(1)	859	55,519
S IMMO AG	1,664	31,150
S&T AG	1,550	42,629
Telekom Austria AG	4,400	42,535
UNIQA Insurance Group AG	3,635	44,772
Verbund AG	2,690	74,606
Wienerberger AG	1,390	37,930

		$929,303

Belgium — 2.3%
Aedifica SA	624	$60,039
Ageas	1,164	61,545
Anheuser-Busch InBev SA/NV	2,094	237,165
Barco NV	428	52,789

Security	Shares	Value
Bekaert SA	1,080	$49,063
bpost SA	3,481	115,739
Cofinimmo	694	93,335
Colruyt SA	478	26,462
Econocom Group SA/NV	10,730	89,566
Elia System Operator SA/NV	500	30,727
Euronav SA	2,460	20,954
Groupe Bruxelles Lambert SA	721	84,937
Ion Beam Applications	987	30,162
KBC Group NV	1,043	100,280
Proximus SA	4,820	162,549
Retail Estates NV	566	51,964
Solvay SA	549	79,492
Telenet Group Holding NV(1)	2,650	203,862
UCB SA	2,340	203,961
Umicore SA	1,431	75,334

		$1,829,925

Denmark — 2.1%
Carlsberg A/S, Class B	1,222	$157,074
Chr. Hansen Holding A/S	850	74,265
Coloplast A/S, Class B	493	43,829
Columbus AS	15,544	39,305
Danske Bank A/S	4,227	171,645
Dfds A/S	623	37,383
DSV A/S	969	79,671
ISS A/S	813	31,720
Nets A/S(1)(2)	3,281	90,325
Novo Nordisk A/S, Class B	3,886	215,667
Novozymes A/S, Class B	1,970	109,286
Orsted A/S(2)	3,312	201,050
Pandora A/S	1,843	174,652
Rockwool International A/S	97	27,096
Royal Unibrew A/S	730	44,364
TDC A/S	20,226	135,000
Topdanmark A/S(1)	972	46,436
Vestas Wind Systems A/S	658	44,881

		$1,723,649

Finland — 2.3%
Amer Sports Oyj	3,072	$86,727
Citycon Oyj	12,000	33,313
DNA Oyj	1,977	37,084
Elisa Oyj	3,299	140,416
Fortum Oyj	8,212	178,083
Huhtamaki Oyj	736	31,419
Kemira Oyj	2,727	38,605
Kesko Oyj, Class B	1,695	98,861
Kone Oyj, Class B	1,663	95,199
Neste Oyj	3,648	252,475
Nokia Oyj	29,010	139,931
Nokian Renkaat Oyj	1,252	63,255
Oriola Oyj, Series B	8,766	31,195
Orion Oyj, Class B	3,775	151,431
Raisio Oyj, Class V	7,000	38,801

Security	Shares	Value
Sampo Oyj, Class A	2,829	$164,359
Technopolis Oyj	12,850	64,724
Tieto Oyj	956	33,231
UPM-Kymmene Oyj	3,184	107,360
Uponor Oyj	1,630	34,504
Valmet Oyj	1,377	30,897

		$1,851,870

France — 8.9%
Air Liquide SA	4,757	$641,462
Airbus SE	1,329	152,833
Alten SA	634	64,183
Altran Technologies SA	1,910	35,536
Amundi SA(2)	408	38,498
Atos SE	823	129,792
AXA SA	4,600	151,282
BioMerieux	347	32,852
BNP Paribas SA	3,858	318,647
Bouygues SA	672	37,349
CNP Assurances	2,759	70,713
Danone SA	4,217	362,942
Dassault Systemes SE	1,383	159,436
Engie SA	24,589	426,966
Essilor International Cie Generale d’Optique SA	871	123,651
Eutelsat Communications SA	985	21,680
Gecina SA	713	139,319
Getlink SE	2,197	30,811
Hermes International	176	97,284
ICADE	757	82,096
Iliad SA	301	77,877
Ingenico Group SA	754	85,823
Kering	175	88,646
L’Oreal SA	1,182	268,615
Lagardere SCA	1,361	42,446
Legrand SA	560	46,591
LVMH Moet Hennessy Louis Vuitton SE	690	216,143
Mercialys SA	2,000	45,457
Nexity SA	1,000	60,256
Orange SA	31,131	562,527
Orpea	620	77,380
Rubis SCA	846	62,394
Safran SA	819	92,532
Sanofi	4,521	398,986
SCOR SE	1,284	57,469
Societe BIC SA	422	48,325
Sodexo SA	251	32,174
SOITEC(1)	430	35,272
Sopra Steria Group	268	54,389
Suez	5,207	77,618
Thales SA	600	67,256
Total SA	11,047	640,504
Ubisoft Entertainment SA(1)	1,067	91,318
Unibail-Rodamco SE	1,203	308,575
Veolia Environnement SA	1,204	30,351
Vinci SA	1,776	191,948

Security	Shares	Value
Vivendi SA	5,190	$152,065
Wendel SA	200	37,291
Worldline SA(1)(2)	628	35,504

		$7,103,064

Germany — 8.8%
adidas AG	496	$115,258
ADO Properties SA(2)	1,356	73,065
Allianz SE	1,913	483,848
alstria office REIT AG	5,110	80,693
Aurubis AG	569	59,792
BASF SE	3,330	390,535
Bayer AG	3,016	395,208
Bechtle AG	400	36,481
Beiersdorf AG	1,213	143,820
Brenntag AG	492	31,940
Continental AG	340	102,139
Daimler AG	2,800	256,443
Deutsche Boerse AG	570	73,254
Deutsche Lufthansa AG	975	34,830
Deutsche Post AG	3,135	148,080
Deutsche Telekom AG	30,496	534,901
Deutsche Wohnen SE, Bearer Shares	4,814	217,668
E.ON SE	35,060	368,518
Freenet AG	2,009	77,037
Fresenius Medical Care AG & Co. KGaA	705	81,260
Fresenius SE & Co. KGaA	1,592	139,342
GEA Group AG	1,196	59,486
Gerresheimer AG	366	31,968
Grand City Properties SA	4,854	118,147
Henkel AG & Co. KGaA	1,237	154,841
Henkel AG & Co. KGaA, PFC Shares	2,602	363,876
Hugo Boss AG	356	32,696
Innogy SE(2)	2,800	106,744
KWS Saat SE	85	35,884
LEG Immobilien AG	1,088	122,787
Linde AG	1,079	246,184
MAN SE	432	51,397
Merck KGaA	695	76,074
MTU Aero Engines AG	316	56,649
Muenchener Rueckversicherungs-Gesellschaft AG	660	155,276
ProSiebenSat.1 Media SE	1,883	72,137
RWE AG, PFC Shares	1,810	31,656
SAP SE	3,623	409,908
Scout24 AG(2)	1,500	69,471
Siemens AG	2,194	333,058
Software AG	800	43,422
Symrise AG	358	30,001
Telefonica Deutschland Holding AG(2)	8,948	45,231
TLG Immobilien AG	3,290	92,641
TUI AG	2,680	60,590
Uniper SE	3,875	115,681
United Internet AG	1,400	102,145
Volkswagen AG	330	73,215

Security	Shares	Value
Wirecard AG	366	$45,632
Zalando SE(1)(2)	820	48,062

		$7,028,971

Hong Kong — 4.4%
AIA Group, Ltd.	15,600	$133,247
ASM Pacific Technology, Ltd.	7,800	106,240
China Cord Blood Corp.(1)	5,000	52,050
China Regenerative Medicine International, Ltd.(1)	1,025,000	23,762
Chow Sang Sang Holdings International, Ltd.	13,000	31,431
CK Asset Holdings, Ltd.	10,000	95,156
CK Infrastructure Holdings, Ltd.	13,000	115,692
CLP Holdings, Ltd.	23,500	239,430
Esprit Holdings, Ltd.(1)	27,800	11,186
First Pacific Co., Ltd.	106,000	75,602
G-Resources Group, Ltd.(1)	1,212,000	14,829
Hang Lung Group, Ltd.	6,000	22,774
Hang Seng Bank, Ltd.	5,200	123,549
HC International, Inc.	31,000	23,212
Henderson Land Development Co., Ltd.	6,000	41,872
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	31,395
HKBN, Ltd.	55,000	69,222
HKT Trust and HKT, Ltd.	85,000	106,301
Hong Kong & China Gas Co., Ltd.	77,000	152,085
Hong Kong Exchanges and Clearing, Ltd.	6,400	241,444
Hongkong Land Holdings, Ltd.	13,000	93,617
Hysan Development Co., Ltd.	7,000	39,056
I-CABLE Communications, Ltd.(1)	3,065	85
Jardine Matheson Holdings, Ltd.	2,400	152,342
Jardine Strategic Holdings, Ltd.	3,000	119,348
Johnson Electric Holdings, Ltd.	7,875	32,134
Kerry Properties, Ltd.	10,000	47,824
KuangChi Science, Ltd.(1)	120,000	34,635
Landing International Development, Ltd.(1)	1,920,000	85,468
Li & Fung, Ltd.	80,000	40,754
Link REIT	11,500	101,780
MGM China Holdings, Ltd.	31,200	95,934
MTR Corp., Ltd.	19,000	108,663
New World Development Co., Ltd.	21,000	33,851
NWS Holdings, Ltd.	42,000	81,633
RM Group Holdings, Ltd.(1)	128,000	21,599
Sands China, Ltd.	10,400	61,804
Shangri-La Asia, Ltd.	22,000	55,783
Sino Land Co., Ltd.	22,000	40,575
SJM Holdings, Ltd.	60,000	59,832
Swire Pacific, Ltd., Class A	4,000	39,924
Techtronic Industries Co., Ltd.	19,000	126,598
Television Broadcasts, Ltd.	14,600	52,092
Town Health International Medical Group, Ltd.(3)	266,000	18,770
Vitasoy International Holdings, Ltd.	38,000	97,162
VTech Holdings, Ltd.	7,100	97,937
Yuan Heng Gas Holdings, Ltd.(1)	280,000	32,903
Yue Yuen Industrial Holdings, Ltd.	10,500	47,452

		$3,530,034

Security	Shares	Value
Ireland — 2.2%
Bank of Ireland Group PLC(1)	28,763	$280,857
C&C Group PLC	10,000	37,462
Cairn Homes PLC(1)	18,600	43,820
CRH PLC	6,262	232,559
DCC PLC	1,409	148,096
Grafton Group PLC	9,729	109,207
Hibernia REIT PLC	44,450	84,709
ICON PLC(1)	1,512	165,594
Irish Residential Properties REIT PLC	42,500	79,104
Kerry Group PLC, Class A	1,947	207,473
Paddy Power Betfair PLC	1,739	201,812
Smurfit Kappa Group PLC	1,300	45,622
UDG Healthcare PLC	8,000	93,186

		$1,729,501

Israel — 2.3%
Amot Investments, Ltd.	5,499	$32,864
Azrieli Group, Ltd.	1,066	58,020
Bank Hapoalim B.M.	15,152	113,204
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	185,034
Check Point Software Technologies, Ltd.(1)	925	95,654
Delek Automotive Systems, Ltd.	4,964	38,549
Delta-Galil Industries, Ltd.	2,301	81,402
Elbit Systems, Ltd.	1,014	153,151
Electra, Ltd.	173	46,189
Frutarom Industries, Ltd.	2,095	218,396
Israel Discount Bank, Ltd., Series A(1)	10,120	30,273
Jerusalem Oil Exploration(1)	620	38,433
Kenon Holdings, Ltd.(1)	672	20,076
Melisron, Ltd.	729	32,593
Mizrahi Tefahot Bank, Ltd.	1,469	28,591
Nice, Ltd.	490	44,608
Oil Refineries, Ltd.	139,185	65,922
Orbotech, Ltd.(1)	716	38,134
Paz Oil Co., Ltd.	464	79,928
Reit 1, Ltd.	7,407	33,734
Sella Capital Real Estate, Ltd.	15,640	33,410
Shufersal, Ltd.	14,250	102,586
SodaStream International, Ltd.(1)	500	39,315
Teva Pharmaceutical Industries, Ltd. ADR	10,467	213,631

		$1,823,697

Italy — 4.5%
Amplifon SpA	6,312	$112,245
Ansaldo STS SpA(1)	2,606	39,462
Assicurazioni Generali SpA	4,184	83,007
Atlantia SpA	4,194	138,820
Beni Stabili SpA SIIQ	54,219	50,228
Brembo SpA	2,325	37,550
Buzzi Unicem SpA	3,523	103,439
CIR SpA	19,905	28,872
Davide Campari-Milano SpA	18,866	150,270
De’Longhi SpA	1,200	40,370
Ei Towers SpA	3,089	188,753

Security	Shares	Value
Enav SpA(2)	5,849	$30,612
Enel SpA	41,440	263,450
ENI SpA	15,950	287,135
EXOR NV	1,016	78,543
Ferrari NV	868	103,560
Infrastrutture Wireless Italiane SpA(2)	25,801	186,463
International Game Technology PLC	2,116	61,512
Interpump Group SpA	778	28,049
Intesa Sanpaolo SpA	41,731	163,967
Italgas SpA	7,381	45,604
Italmobiliare SpA	1,360	41,542
Leonardo SpA	4,673	56,401
Luxottica Group SpA	1,065	68,478
Mediobanca Banca di Credito Finanziario SpA	2,651	32,241
Moncler SpA	1,030	33,944
Parmalat SpA	9,525	36,979
Poste Italiane SpA(2)	5,564	46,044
Prada SpA	6,900	28,269
Prysmian SpA	1,409	49,566
Recordati SpA	3,982	181,334
Reply SpA	996	64,702
Salvatore Ferragamo SpA	941	26,508
Snam SpA	16,776	81,603
STMicroelectronics NV	15,684	374,936
Tenaris SA	3,146	54,953
Terna Rete Elettrica Nazionale SpA	12,961	78,080
UnipolSai Assicurazioni SpA	20,058	51,859
Yoox Net-A-Porter Group SpA(1)	800	37,576

		$3,566,926

Japan — 13.1%
Activia Properties, Inc.	12	$53,476
Aeon Mall Co., Ltd.	1,800	39,663
Air Water, Inc.	2,000	42,918
Aisin Seiki Co., Ltd.	1,000	58,532
Ajinomoto Co., Inc.	2,100	39,946
ANA Holdings, Inc.	1,100	44,875
Asahi Group Holdings, Ltd.	1,500	75,784
Asahi Intecc Co., Ltd.	1,000	38,417
Asahi Kasei Corp.	6,000	78,720
Astellas Pharma, Inc.	8,900	117,046
Bandai Namco Holdings, Inc.	1,300	42,543
Bridgestone Corp.	900	43,925
Canon, Inc.	3,000	119,700
Central Japan Railway Co.	200	37,992
Chiba Bank, Ltd. (The)	4,000	34,823
Chugai Pharmaceutical Co., Ltd.	1,500	79,278
Chugoku Electric Power Co., Inc. (The)	4,500	49,850
Citizen Watch Co., Ltd.	4,100	31,502
Concordia Financial Group, Ltd.	11,700	71,343
Credit Saison Co., Ltd.	1,400	25,578
Daicel Corp.	3,400	41,344
Daido Steel Co., Ltd.	700	41,406
Daikin Industries, Ltd.	500	60,330
Daishi Bank, Ltd. (The)	900	42,721

Security	Shares	Value
Daito Trust Construction Co., Ltd.	400	$70,106
Daiwa House Industry Co., Ltd.	3,100	122,787
Daiwa House REIT Investment Corp.	23	56,538
Daiwa Securities Group, Inc.	7,000	50,390
Denso Corp.	1,000	62,866
Dentsu, Inc.	1,000	44,869
East Japan Railway Co.	600	59,889
Eisai Co., Ltd.	1,500	85,366
FamilyMart UNY Holdings Co., Ltd.	500	33,627
Fancl Corp.	1,100	34,609
FANUC Corp.	300	81,426
Fast Retailing Co., Ltd.	200	89,517
Frontier Real Estate Investment Corp.	8	33,410
FUJIFILM Holdings Corp.	1,000	38,547
Fukuoka Financial Group, Inc.	7,000	40,732
GLP J-Reit	28	32,459
Gunma Bank, Ltd. (The)	5,000	30,258
Hankyu Hanshin Holdings, Inc.	1,000	40,402
Hirose Electric Co., Ltd.	300	45,171
Hisamitsu Pharmaceutical Co., Inc.	900	61,683
Hulic Co., Ltd.	4,000	50,854
Idemitsu Kosan Co., Ltd.	2,600	97,600
Ito En, Ltd.	1,400	57,959
ITOCHU Corp.	3,300	64,933
Iyo Bank, Ltd. (The)	4,600	37,980
Japan Airlines Co., Ltd.	1,400	52,903
Japan Exchange Group, Inc.	2,100	37,921
Japan Hotel REIT Investment Corp.	63	46,739
Japan Prime Realty Investment Corp.	11	38,882
Japan Real Estate Investment Corp.	13	66,850
Japan Retail Fund Investment Corp.	31	61,875
Japan Tobacco, Inc.	3,200	106,047
JXTG Holdings, Inc.	31,100	207,051
Kajima Corp.	4,000	39,712
Kakaku.com, Inc.	1,900	33,382
Kamigumi Co., Ltd.	1,500	33,014
Kansai Electric Power Co., Inc. (The)	8,600	107,162
Kansai Paint Co., Ltd.	1,100	27,208
Kao Corp.	1,200	83,386
KDDI Corp.	16,800	426,355
Kenedix Office Investment Corp.	6	37,793
Keyence Corp.	200	122,221
Kikkoman Corp.	1,700	70,584
Kintetsu Group Holdings Co., Ltd.	800	31,675
Kirin Holdings Co., Ltd.	3,200	80,160
Kuraray Co., Ltd.	2,500	46,958
Kyocera Corp.	1,100	73,431
KYORIN Holdings, Inc.	2,800	52,956
Kyowa Hakko Kirin Co., Ltd.	2,000	39,017
Kyushu Electric Power Co., Inc.	4,800	52,769
Lawson, Inc.	300	20,345
Leopalace21 Corp.	4,200	34,892
Lion Corp.	2,100	39,404
LIXIL Group Corp.	1,500	42,268

Security	Shares	Value
M3, Inc.	1,200	$43,989
Makita Corp.	1,000	47,244
Marubeni Corp.	7,000	52,647
Maruichi Steel Tube, Ltd.	1,200	36,117
Megmilk Snow Brand Co., Ltd.	1,400	40,434
MEIJI Holdings Co., Ltd.	500	41,936
Miraca Holdings, Inc.	1,300	59,380
Mitsubishi Motors Corp.	6,600	49,110
Mitsui & Co., Ltd.	3,900	68,618
Mizuho Financial Group, Inc.	75,500	143,129
Mori Hills REIT Investment Corp.	25	31,432
MS&AD Insurance Group Holdings, Inc.	1,800	61,486
NEC Corp.	1,500	45,353
NH Foods, Ltd.	2,000	48,176
Nikon Corp.	1,500	29,252
Nintendo Co., Ltd.	300	135,874
Nippon Accommodations Fund, Inc.	8	36,212
Nippon Building Fund, Inc.	7	37,553
Nippon Electric Glass Co., Ltd.	1,000	41,347
Nippon Prologis REIT, Inc.	26	59,687
Nippon Shinyaku Co., Ltd.	600	41,150
Nippon Shokubai Co., Ltd.	600	42,727
Nippon Steel & Sumitomo Metal Corp.	3,000	76,566
Nippon Telegraph & Telephone Corp.	3,400	162,808
Nissan Chemical Industries, Ltd.	900	36,798
Nissan Motor Co., Ltd.	4,100	43,921
Nisshin Seifun Group, Inc.	2,400	48,246
Nissin Foods Holdings Co., Ltd.	400	29,678
Nitori Holdings Co., Ltd.	400	63,822
Nomura Real Estate Master Fund, Inc.	43	59,859
Nomura Research Institute, Ltd.	1,200	55,404
NTT Data Corp.	2,500	29,513
NTT DoCoMo, Inc.	14,700	365,257
Okinawa Electric Power Co., Inc. (The)	2,090	53,356
Omron Corp.	700	43,875
Ono Pharmaceutical Co., Ltd.	2,500	61,768
Oriental Land Co., Ltd.	700	68,420
ORIX Corp.	3,900	73,054
Orix JREIT, Inc.	34	52,451
Osaka Gas Co., Ltd.	7,600	151,185
Otsuka Holdings Co., Ltd.	1,800	79,961
Rakuten, Inc.(1)	3,000	27,150
Recruit Holdings Co., Ltd.	3,200	78,147
Resona Holdings, Inc.	6,500	39,363
Ricoh Co., Ltd.	4,000	39,428
Rinnai Corp.	600	56,651
San-Ai Oil Co., Ltd.	4,000	58,428
Sekisui House, Ltd.	4,000	73,493
Shimano, Inc.	300	43,002
Shin-Etsu Chemical Co., Ltd.	1,400	160,182
Shionogi & Co., Ltd.	1,100	60,886
Shizuoka Bank, Ltd. (The)	5,000	53,468
Showa Shell Sekiyu K.K.	3,400	48,335
Sompo Holdings, Inc.	1,600	64,247

Security	Shares	Value
Sumitomo Corp.	1,600	$27,665
Sumitomo Metal Mining Co., Ltd.	1,300	61,040
Sumitomo Mitsui Financial Group, Inc.	2,900	130,604
Suntory Beverage & Food, Ltd.	900	43,166
Suzuki Motor Corp.	1,000	57,435
T&D Holdings, Inc.	2,400	43,033
Taiheiyo Cement Corp.	700	29,707
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,870
Takeda Pharmaceutical Co., Ltd.	2,400	140,577
TEIJIN, Ltd.	1,400	31,040
Terumo Corp.	1,100	53,839
Toho Gas Co., Ltd.	800	23,490
Tohoku Electric Power Co., Inc.	6,300	81,539
Tokio Marine Holdings, Inc.	1,700	80,379
Tokyo Electron, Ltd.	400	75,457
Tokyo Gas Co., Ltd.	3,800	90,671
Tokyu Corp.	2,000	33,547
Toppan Printing Co., Ltd.	4,000	37,706
Toray Industries, Inc.	6,100	60,853
Toshiba Corp.(1)	18,000	51,509
Tosoh Corp.	2,500	57,556
Toyo Ink SC Holdings Co., Ltd.	7,000	42,631
Toyo Suisan Kaisha, Ltd.	1,000	40,692
Toyobo Co., Ltd.	1,800	34,350
Toyota Motor Corp.	3,200	220,471
Trend Micro, Inc.(1)	600	32,480
Ube Industries, Ltd.	1,100	32,858
United Urban Investment Corp.	36	56,928
West Japan Railway Co.	400	30,089
Yahoo! Japan Corp.	11,200	54,022
Yakult Honsha Co., Ltd.	600	50,373
Yamato Holdings Co., Ltd.	2,000	51,650
Yamato Kogyo Co., Ltd.	1,000	28,652
Yamazaki Baking Co., Ltd.	2,000	39,458
Yaskawa Electric Corp.	1,000	51,754
Zeon Corp.	3,000	45,276

		$10,471,592

Netherlands — 4.5%
Aalberts Industries NV	1,153	$62,952
ABN AMRO Group NV(2)	1,800	60,927
Accell Group	1,483	42,902
Akzo Nobel NV	2,626	245,774
Altice NV, Class B(1)	2,034	21,819
AMG Advanced Metallurgical Group NV	1,350	72,190
ASM International NV	820	59,011
ASML Holding NV	2,086	422,912
ASR Nederland NV	1,620	70,763
Cimpress NV(1)	600	76,446
Corbion NV	2,072	67,737
Eurocommercial Properties NV	1,255	59,205
Gemalto NV	831	51,260
GrandVision NV(2)	1,280	29,810
IMCD Group NV	840	56,113

Security	Shares	Value
ING Groep NV	16,339	$320,821
InterXion Holding NV(1)	1,208	75,802
Koninklijke Ahold Delhaize NV	7,922	176,977
Koninklijke KPN NV	47,300	165,751
Koninklijke Philips NV	7,183	292,777
Koninklijke Vopak NV	1,452	65,544
NN Group NV	1,302	61,409
Philips Lighting NV(2)	1,400	55,048
PostNL NV	8,000	39,886
QIAGEN NV(1)	2,618	87,565
Refresco Group NV(2)	2,363	58,312
RELX NV	4,504	99,734
TKH Group NV	800	53,182
TomTom NV(1)	3,382	36,820
Unilever NV	8,558	493,986
Wolters Kluwer NV	2,003	106,019

		$3,589,454

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	13,902	$94,589
Air New Zealand, Ltd.	10,500	23,804
Auckland International Airport, Ltd.	12,240	60,305
Contact Energy, Ltd.	17,100	70,433
Fisher & Paykel Healthcare Corp., Ltd.	3,630	35,595
Fletcher Building, Ltd.	14,596	84,201
Goodman Property Trust	27,739	27,810
Heartland Bank, Ltd.	35,752	54,490
Kiwi Property Group, Ltd.	28,800	29,327
Precinct Properties New Zealand, Ltd.	27,851	27,097
Ryman Healthcare, Ltd.	3,670	29,634
SKYCITY Entertainment Group, Ltd.	14,241	43,478
Spark New Zealand, Ltd.	27,540	72,850
Summerset Group Holdings, Ltd.	7,300	30,928
Trade Me, Ltd.	8,490	28,216
Xero, Ltd.(1)	4,286	107,172
Z Energy, Ltd.	13,924	78,402

		$898,331

Norway — 2.2%
Atea ASA	6,274	$97,125
Austevoll Seafood ASA	4,763	37,420
Borregaard ASA	1,881	16,793
DNB ASA	8,378	170,285
Entra ASA(2)	6,540	98,848
Europris ASA(2)	9,810	43,867
Gjensidige Forsikring ASA	1,701	32,089
Golar LNG, Ltd.	1,000	27,290
Kongsberg Automotive ASA(1)	23,898	30,803
Kongsberg Gruppen ASA	3,498	71,279
Marine Harvest ASA	7,021	121,574
Nordic Nanovector ASA(1)	2,000	19,927
Nordic Semiconductor ASA(1)	14,079	83,810
Norsk Hydro ASA	5,972	43,484
Norwegian Air Shuttle ASA(1)	1,329	38,912
Salmar ASA	1,907	51,850

Security	Shares	Value
Schibsted ASA, Class B	3,350	$101,220
SpareBank 1 SMN	3,485	39,561
Statoil ASA	7,438	174,282
Telenor ASA	8,446	197,464
Tomra Systems ASA	4,059	68,750
Veidekke ASA	3,444	36,847
XXL ASA(2)	5,557	68,697
Yara International ASA	2,707	130,209

		$1,802,386

Portugal — 1.1%
Banco Comercial Portugues SA(1)	332,057	$132,582
CTT-Correios de Portugal SA	18,519	79,231
EDP-Energias de Portugal SA	23,100	81,051
Galp Energia SGPS SA, Class B	9,466	180,822
Jeronimo Martins SGPS SA	7,890	168,059
Navigator Co. SA (The)	19,411	108,987
NOS SGPS SA	22,214	151,225
Pharol SGPS SA(1)	43,046	12,313

		$914,270

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$49,360
BOC Aviation, Ltd.(2)	5,700	33,471
CapitaLand Commercial Trust, Ltd.	20,500	29,199
CapitaLand Mall Trust	15,800	25,315
ComfortDelGro Corp., Ltd.	14,100	22,545
DBS Group Holdings, Ltd.	6,700	134,476
Ezion Holdings, Ltd.(1)(3)	160,000	12,014
First Resources, Ltd.	21,600	31,236
Flex, Ltd.(1)	7,457	134,301
Genting Singapore PLC	146,700	150,634
Hutchison Port Holdings Trust	44,000	18,197
IGG, Inc.	20,000	22,184
Keppel Infrastructure Trust	95,400	41,489
Mapletree Commercial Trust	29,000	37,322
Mapletree Logistics Trust	30,900	32,294
Raffles Medical Group, Ltd.	38,400	32,466
Sheng Siong Group, Ltd.	43,800	31,061
Singapore Airlines, Ltd.	4,000	34,451
Singapore Airport Terminal Services, Ltd.	7,300	30,698
Singapore Exchange, Ltd.	7,000	43,686
Singapore Post, Ltd.	26,100	25,679
Singapore Press Holdings, Ltd.	41,000	82,332
Singapore Technologies Engineering, Ltd.	29,000	74,402
Singapore Telecommunications, Ltd.(4)	13,200	35,692
Singapore Telecommunications, Ltd.(4)	66,900	180,502
Suntec Real Estate Investment Trust	27,000	42,529
United Overseas Bank, Ltd.	4,500	93,928
Venture Corp., Ltd.	3,600	63,066
Wilmar International, Ltd.	75,000	182,652

		$1,727,181

Security	Shares	Value
Spain — 4.5%
Abertis Infraestructuras SA	3,252	$78,895
Acerinox SA	2,900	42,645
Aena SME SA(2)	425	92,546
Almirall SA	2,800	30,397
Amadeus IT Group SA	4,762	369,192
Axiare Patrimonio SOCIMI SA	2,208	48,232
Banco Bilbao Vizcaya Argentaria SA	14,580	136,827
Banco de Sabadell SA	40,257	95,683
Bankia SA	3,739	18,927
Bankinter SA	3,250	37,367
CaixaBank SA	19,000	102,488
Cellnex Telecom SA(2)	1,600	43,198
Cia de Distribucion Integral Logista Holdings SA	1,300	31,773
Coca-Cola European Partners PLC	5,400	216,864
Ebro Foods SA	3,470	85,467
Enagas SA	2,600	70,827
Endesa SA	1,800	40,405
Ercros SA	10,000	36,854
Gestamp Automocion SA(1)(2)	4,749	36,360
Grifols SA	6,413	206,255
Grifols SA ADR	5,800	144,130
Hispania Activos Inmobiliarios SOCIMI SA	2,750	57,573
Iberdrola SA	29,077	236,681
Industria de Diseno Textil SA	7,411	265,191
Inmobiliaria Colonial Socimi SA	12,069	134,820
Lar Espana Real Estate Socimi SA	5,104	57,736
Neinor Homes SA(1)(2)	1,425	32,712
Prosegur Cash SA(2)	10,000	34,533
Prosegur Cia de Seguridad SA	4,500	37,411
Red Electrica Corp. SA	2,965	62,539
Repsol SA	12,635	237,802
Siemens Gamesa Renewable Energy SA	3,710	57,886
Telefonica SA	29,253	300,093
Tubacex SA(1)	12,500	53,536
Viscofan SA	706	49,377

		$3,583,222

Sweden — 4.5%
Alfa Laval AB	2,000	$52,490
Arjo AB(1)	4,020	13,162
Assa Abloy AB, Class B	2,883	63,906
Atlas Copco AB, Class B	1,157	48,289
Attendo AB(2)	5,579	58,919
Axfood AB	2,772	55,739
BillerudKorsnas AB	5,767	88,795
BioGaia AB, Class B	921	36,403
Bonava AB, Class B	2,000	28,532
Capio AB(2)	6,000	34,111
Castellum AB	6,400	110,353
Catena Media PLC(1)	3,525	56,497
Com Hem Holding AB	3,895	67,690
Dometic Group AB(2)	3,500	37,879
Elekta AB, Class B	17,600	168,132

Security	Shares	Value
Essity Aktiebolag, Class B(1)	7,154	$214,303
Fabege AB	4,558	99,798
Getinge AB, Class B	6,248	85,615
Granges AB	4,911	51,678
Hennes & Mauritz AB, Class B	8,337	147,543
Hexpol AB	9,658	103,702
Holmen AB, Class B	649	34,189
Hufvudstaden AB, Class A	4,938	79,473
Industrivarden AB, Class C	2,456	65,429
Kindred Group PLC SDR	3,604	60,180
Kungsleden AB	6,500	46,045
Lundin Petroleum AB(1)	6,164	153,784
Modern Times Group MTG AB, Class B	1,265	58,023
Mycronic AB	2,681	30,276
NetEnt AB	6,918	39,295
Nordea Bank AB	10,249	126,525
Securitas AB, Class B	1,900	35,170
Skanska AB, Class B	1,238	25,163
SKF AB, Class B	2,244	55,465
Starbreeze AB(1)	41,388	48,563
Svenska Cellulosa AB SCA, Class B	9,048	93,621
Svenska Handelsbanken AB, Class A	5,337	77,676
Swedbank AB, Class A	4,442	113,602
Swedish Match AB	2,446	99,074
Telefonaktiebolaget LM Ericsson, Class B	32,761	210,713
Telia Co. AB	67,805	340,360
Trelleborg AB, Class B	1,700	45,376
Volvo AB	3,350	68,375
Wihlborgs Fastigheter AB	1,547	37,650

		$3,567,563

Switzerland — 9.1%
Allreal Holding AG	417	$72,553
ALSO Holding AG	375	55,251
Ascom Holding AG	1,636	42,324
Baloise Holding AG	509	83,274
Banque Cantonale Vaudoise	57	47,945
BKW AG	600	38,370
Burckhardt Compression Holdings AG	140	52,040
Cembra Money Bank AG	670	66,093
Clariant AG	6,883	197,010
Comet Holding AG	338	58,917
Compagnie Financiere Richemont SA, Class A	6,655	638,321
Daetwyler Holding AG, Bearer Shares	260	55,206
DKSH Holding AG	352	32,914
dormakaba Holding AG	30	27,603
Emmi AG	57	43,220
Ems-Chemie Holding AG	178	130,850
Flughafen Zurich AG	187	47,640
Forbo Holding AG	20	33,821
Geberit AG	233	110,356
Georg Fischer AG	32	46,325
Givaudan SA	143	344,237
Helvetia Holding AG	85	50,640
Inficon Holding AG	86	53,817

Security	Shares	Value
Intershop Holding AG	78	$41,081
Julius Baer Group, Ltd.	1,336	91,778
Komax Holding AG	194	66,905
Kuehne & Nagel International AG	665	122,129
Landis+Gyr Group AG(1)	700	57,863
Mobimo Holding AG	139	38,885
Nestle SA	10,507	907,615
Novartis AG	5,726	516,812
Panalpina Welttransport Holding AG	330	54,607
Pargesa Holding SA, Bearer Shares	850	77,488
Partners Group Holding AG	131	101,794
Roche Holding AG PC	1,904	470,429
Schindler Holding AG	219	53,301
Schindler Holding AG PC	257	64,395
SFS Group AG	327	41,090
SGS SA	46	123,655
Sika AG, Bearer Shares	41	355,175
Sulzer AG	480	68,216
Swatch Group AG (The)	1,526	131,821
Swatch Group AG (The), Bearer Shares	442	202,210
Swiss Life Holding AG	201	75,475
Swiss Prime Site AG	1,677	162,354
Swiss Re AG	2,119	209,004
Swisscom AG	617	336,937
Temenos Group AG	1,500	207,295
Valiant Holding AG	270	32,612
Valora Holding AG	105	38,641
VAT Group AG(2)	295	47,128
Zehnder Group AG	691	32,019
Zurich Insurance Group AG	620	203,948

		$7,261,389

United Kingdom — 8.6%
Antofagasta PLC	2,458	$32,532
AstraZeneca PLC	5,156	357,894
Aveva Group PLC	886	37,569
Aviva PLC	5,903	43,065
Babcock International Group PLC	3,446	33,566
BAE Systems PLC	8,600	72,559
Bellway PLC	623	29,369
Berkeley Group Holdings PLC	552	31,081
BHP Billiton PLC	5,162	114,959
Big Yellow Group PLC	2,400	29,538
British American Tobacco PLC	3,257	222,605
Bunzl PLC	1,400	40,954
Cairn Energy PLC(1)	15,590	45,869
Carnival PLC	457	32,243
Cineworld Group PLC	5,166	37,818
Compass Group PLC	5,483	115,444
Cranswick PLC	994	41,444
Croda International PLC	474	30,167
Direct Line Insurance Group PLC	5,000	26,214
easyJet PLC	1,560	36,747
Elementis PLC	6,330	26,015
Essentra PLC	5,799	42,093

Security	Shares	Value
Experian PLC	2,631	$60,639
Ferguson PLC	728	56,219
Fidessa Group PLC	1,027	34,364
Fresnillo PLC	2,137	40,914
G4S PLC	8,907	35,950
GlaxoSmithKline PLC	12,020	223,741
Grainger PLC	8,331	34,206
Great Portland Estates PLC	4,716	44,609
Halma PLC	4,420	80,220
Hammerson PLC	6,763	47,373
Howden Joinery Group PLC	5,263	34,705
HSBC Holdings PLC	21,196	226,133
Imperial Brands PLC	1,796	73,912
Informa PLC	3,032	29,969
Inmarsat PLC	10,117	66,684
Intertek Group PLC	543	38,743
John Wood Group PLC	5,609	51,705
Johnson Matthey PLC	1,560	76,674
Just Eat PLC(1)	4,768	55,109
Kcom Group PLC	18,722	23,416
Kingfisher PLC	14,750	72,611
Land Securities Group PLC	6,288	89,522
Legal & General Group PLC	20,937	80,427
Lloyds Banking Group PLC	84,432	83,419
LondonMetric Property PLC	32,609	83,059
Merlin Entertainments PLC(2)	8,625	40,229
Micro Focus International PLC	4,372	133,648
Moneysupermarket.com Group PLC	6,528	31,391
National Grid PLC	28,400	325,412
NCC Group PLC	10,809	30,845
NEPI Rockcastle PLC	4,357	59,401
Next PLC	582	42,024
Paragon Banking Group PLC	4,937	34,587
Pearson PLC	3,036	29,882
Pennon Group PLC	7,712	78,834
Phoenix Group Holdings	2,631	28,558
Playtech PLC	4,633	52,142
QinetiQ Group PLC	8,311	24,296
Randgold Resources, Ltd.	329	33,239
Reckitt Benckiser Group PLC	1,112	107,386
RELX PLC	2,558	56,608
Rentokil Initial PLC	5,526	23,309
Rightmove PLC	860	53,907
Rio Tinto PLC	2,924	162,759
Rolls-Royce Holdings PLC	6,692	83,038
Royal Dutch Shell PLC, Class A	7,981	279,803
Royal Dutch Shell PLC, Class B	6,881	244,086
Royal Mail PLC	6,900	45,972
RPC Group PLC	3,999	48,312
RSA Insurance Group PLC	4,203	36,983
Sage Group PLC (The)	11,491	122,352
Segro PLC	8,635	71,413
Severn Trent PLC	3,397	94,401
Shaftesbury PLC	2,131	30,285

Security	Shares	Value
Sky PLC	2,246	$33,779
Smith & Nephew PLC	3,742	67,332
St. James’s Place PLC	1,932	32,619
Standard Life Aberdeen PLC	5,380	32,519
Stobart Group, Ltd.	10,700	35,736
TalkTalk Telecom Group PLC	20,733	35,022
Tate & Lyle PLC	7,007	63,873
Tritax Big Box REIT PLC	37,589	79,610
Unilever PLC	2,083	117,890
UNITE Group PLC (The)	2,424	27,453
United Utilities Group PLC	9,445	99,075
Victrex PLC	874	31,710
Vodafone Group PLC	146,200	466,061
WH Smith PLC	1,016	30,816
William Hill PLC	6,621	29,114
WPP PLC	4,460	80,770

		$6,892,549

Total Common Stocks (identified cost $66,865,006)		$78,826,582

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(5)	80,591	$80,599

Total Short-Term Investments (identified cost $80,591)		$80,599

Total Investments — 98.8% (identified cost $66,945,597)		$78,907,181

Other Assets, Less Liabilities — 1.2%		$980,531

Net Assets — 100.0%		$79,887,712

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $1,909,059 or 2.4% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $624.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.7%	$30,866,602
Japanese Yen	13.1	10,471,592
Swiss Franc	9.2	7,341,597
British Pound Sterling	9.1	7,244,227
Australian Dollar	8.6	6,877,528
Swedish Krona	4.5	3,567,563
Hong Kong Dollar	4.0	3,196,601
United States Dollar	2.4	1,929,003
Norwegian Krone	2.2	1,775,096
Danish Krone	2.1	1,723,649
Singapore Dollar	1.9	1,519,028
Israeli Shekel	1.8	1,436,963
New Zealand Dollar	1.1	898,331
South African Rand	0.1	59,401

Total Investments	98.8%	$78,907,181

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.3%	$9,025,751
Industrials	10.8	8,604,960
Consumer Discretionary	10.4	8,336,783
Consumer Staples	10.0	8,008,924
Information Technology	9.7	7,708,212
Health Care	9.5	7,570,918
Materials	9.2	7,355,715
Real Estate	8.1	6,476,538
Telecommunication Services	7.8	6,243,061
Utilities	6.3	5,034,360
Energy	5.6	4,461,360
Short-Term Investments	0.1	80,599

Total Investments	98.8%	$78,907,181

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$332,127	$23,265,932		$30,784	$23,628,843
Developed Europe	1,089,375	52,284,667		—	53,374,042
Developed Middle East	386,734	1,436,963		—	1,823,697
Total Common Stocks	$1,808,236	$76,987,562	**	$30,784	$78,826,582
Short-Term Investments	$—	$80,599		$—	$80,599
Total Investments	$1,808,236	$77,068,161		$30,784	$78,907,181

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018